Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Details Textual)			1 Months Ended				2 Months Ended	6 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	May 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 02, 2023 USD ($)	Mar. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 15, 2022 USD ($)	Jun. 08, 2022 USD ($)	Sep. 30, 2020 USD ($)	May 31, 2019 USD ($)
Finance Lease, Liability			$ 27,836,000					$ 27,836,000				$ 0
Finance Lease, Right-of-Use Asset, Amortization									$ 3,284,000
Sale Leaseback Transaction, Net Book Value			$ 39,916,000					39,916,000
Finance Lease, Interest Expense								$ 121,000	2,109,000
Number of Dry-bulk Vessels			42					42				45
Payments to Acquire Lease Receivables								$ 7,590,000	$ 53,163,000
Vela and Vulpecula [Member]
Sales-type Lease, Selling Profit (Loss)							$ 29,579,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2021 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											4 years 9 months
Direct Financing Lease, Lease Receivable											$ 9,479,000
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 8,603,000					8,603,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years 6 months
Direct Financing Lease, Lease Receivable											$ 8,439,000
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			8,244,000					8,244,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years
Direct Financing Lease, Lease Receivable											$ 15,194,000
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			14,621,000					14,621,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years
Direct Financing Lease, Lease Receivable											$ 6,515,000
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			6,324,000					6,324,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, March 2023, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			11,784,000					11,784,000
Number of Dry-bulk Vessels						1
Payments to Acquire Lease Receivables						$ 12,250,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			11,879,000					11,879,000
Number of Dry-bulk Vessels					1
Payments to Acquire Lease Receivables					$ 12,250,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years			5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 10,084,000					$ 10,084,000
Number of Dry-bulk Vessels				1			1
Payments to Acquire Lease Receivables				$ 10,350,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years					5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 9,230					$ 9,230
Number of Dry-bulk Vessels			1					1
Payments to Acquire Lease Receivables			$ 9,350
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term (Year)		7 years
Sale and Leaseback Transaction, Additional Amount															$ 12,000,000	$ 12,000,000
Reclassified to Vessels and Advances, Net														$ 152,982,000
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term (Year)	7 years
Reclassified to Vessels and Advances, Net													$ 34,924,000
Sale Leaseback Transactions Regarding the Vessel Polar Brasil S&L [Member]
Lessee, Finance Lease, Remaining Lease Term (Year)										1 year 10 months 24 days
Finance Lease, Liability										$ 28,064,000
Debt Instrument, Interest Rate, Stated Percentage										6.04%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 23,113,000					$ 23,113,000